Share Capital Authorized and Issued - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Feb. 20, 2026
Capital Unit [Line Items]
Common stock, dividends, per share, declared (in dollars per share)	$ 0.15	$ 0.10	$ 0.30	$ 0.20
Treasury stock, shares, acquired (in shares)	2,779,812	5,484,838	14,324,667	6,923,116
Treasury stock, value, acquired, cost method	$ 60.1	$ 88.7	$ 279.5	$ 110.8
Unutilized amount of the share repurchase authorization	$ 139.1		$ 139.1
Program
Capital Unit [Line Items]
Stock repurchase program, authorized amount					$ 400.0
Pine Brook Feal Intermediate L.P
Capital Unit [Line Items]
Treasury stock, shares, acquired (in shares)	1,440,000		1,440,000
Treasury stock, value, acquired, cost method	$ 31.7		$ 31.7
CVC Falcon Holdings Limited
Capital Unit [Line Items]
Treasury stock, shares, acquired (in shares)			8,597,170
Treasury stock, value, acquired, cost method			$ 163.3
Fidelis Partnership
Capital Unit [Line Items]
Treasury stock, shares, acquired (in shares)	273,389	541,639	1,374,947	677,723
Treasury stock, value, acquired, cost method	$ 5.9	$ 8.8	$ 26.8	$ 10.9
Repurchase mechanism percentage			9.8752%